Selected quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2011
Selected quarterly financial data (unaudited)

26. Selected quarterly financial data (unaudited)

	2011				2010
	December 31	September 30	June 30	March 31	December 31	September 30	June 30	March 31
Total net operating revenues	$1,810,604	$1,757,830	$1,661,233	$1,562,313	$1,604,615	$1,607,008	$1,543,855	$1,516,271
Operating income	330,112	318,712	246,624	235,334	255,258	256,745	242,512	242,045
Income from continuing operations before income taxes	269,149	258,662	187,283	177,580	132,215	218,014	195,469	198,292
Discontinued operations, net of tax	(1,307)	(2,612)	253	131	93	(95)	(89)	372
Net income attributable to DaVita Inc.	$148,123	$135,361	$100,015	$94,502	$69,020	$119,387	$107,853	$109,423
Basic income from continuing operations per share attributable to DaVita Inc.	1.60	1.48	1.05	0.98	0.71	1.16	1.06	1.05
Basic net income per share attributable to DaVita Inc.	1.59	1.45	1.05	0.98	0.71	1.16	1.05	1.05
Diluted income from continuing operations per share attributable to DaVita Inc.	$1.58	$1.45	$1.02	$0.96	$0.70	$1.15	$1.04	$1.04
Diluted net income per share attributable to DaVita Inc.	$1.56	$1.42	$1.03	$0.96	$0.70	$1.15	$1.04	$1.04